                              N A T I O N W I D E(R)
                                F I D E L I T Y
                                 A D V I S O R
                                V A R I A B L E
                                 A C C O U N T





                               Semi-Annual Report

                                F I D E L I T Y

                                 A D V I S O R

                               A N N U I T I E S(SM)

                                 June 30, 1998

                    [NATIONWIDE LIFE INSURANCE COMPANY LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                     [PHOTO]

                               PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Fidelity Advisor Variable Account.

         The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

         We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

         Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 17, 1998

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio
         2,593,762 shares (cost $59,622,218) ...................................................             $   65,284,999
      Fidelity VIP - Equity-Income Portfolio: Service Class
         370,687 shares (cost $9,302,562) ......................................................                  9,326,485
      Fidelity VIP - Growth Portfolio
         1,034,724 shares (cost $36,404,453) ...................................................                 39,650,632
      Fidelity VIP - Growth Portfolio: Service Class
         197,422 shares (cost $7,238,439) ......................................................                  7,559,275
      Fidelity VIP - High Income Portfolio
         13,291,900 shares (cost $162,312,011) .................................................                167,876,703
      Fidelity VIP - High Income Portfolio: Service Class
         914,768 shares (cost $11,558,180) .....................................................                 11,544,372
      Fidelity VIP - Money Market Portfolio
         46,423,332 shares (cost $46,423,332) ..................................................                 46,423,332
      Fidelity VIP - Overseas Portfolio
         4,107,707 shares (cost $75,702,813) ...................................................                 84,700,928
      Fidelity VIP - Overseas Portfolio: Service Class
         127,120 shares (cost $2,626,839) ......................................................                  2,619,939
      Fidelity VIP-II - Asset Manager Portfolio
         773,380 shares (cost $12,978,804) .....................................................                 13,340,810
      Fidelity VIP-II - Asset Manager Portfolio: Service Class
         56,372 shares (cost $959,848) .........................................................                    969,598
      Fidelity VIP-II - Asset Manager: Growth Portfolio
         725,050 shares (cost $10,932,074) .....................................................                 11,673,299
      Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class
         64,722 shares (cost $1,024,222) .......................................................                  1,038,146
      Fidelity VIP-II - Contrafund Portfolio
         3,230,818 shares (cost $59,809,175) ...................................................                 70,916,461
      Fidelity VIP-II - Contrafund Portfolio: Service Class
         248,986 shares (cost $5,264,054) ......................................................                  5,465,251
      Fidelity VIP-II - Index 500 Portfolio
         404,910 shares (cost $44,818,514) .....................................................                 52,334,626
      Fidelity VIP-II - Investment Grade Bond Portfolio
         2,862,811 shares (cost $33,766,091) ...................................................                 35,412,969

      Fidelity VIP-III - Balanced Portfolio
         10,524,112 shares (cost $123,490,591)                                                                  161,650,365
      Fidelity VIP-III - Balanced Portfolio: Service Class
         206,438 shares (cost $3,107,994)                                                                         3,164,692
      Fidelity VIP-III - Growth and Income Portfolio
         3,060,249 shares (cost $37,134,655)                                                                     44,587,832
      Fidelity VIP-III - Growth and Income Portfolio: Service Class
         418,790 shares (cost $5,886,432)                                                                         6,089,213
      Fidelity VIP-III - Growth Opportunities Portfolio
         34,960,400 shares (cost $507,119,390)                                                                  714,590,576
      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class
         979,140 shares (cost $19,680,730)                                                                       20,013,629
                                                                                                            ---------------
            Total investments                                                                                 1,576,234,132
   Accounts receivable                                                                                               30,135
                                                                                                            ---------------
            Total assets                                                                                      1,576,264,267
ACCOUNTS PAYABLE                                                                                                     28,725
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                                            $ 1,576,235,542
                                                                                                            ===============








See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                                            GOVERNMENT
                                                               TOTAL                      INVESTMENT FUND
                                                    -----------------------------   -----------------------------
                                                        1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  27,142,531      12,323,493               -         287,288
  Mortality, expense and administration
    charges (note 2) ............................
      Classic....................................        (735,176)       (425,706)              -          (4,344)
      Select.....................................      (8,859,552)     (5,131,636)              -         (52,349)
      Select (Rider Option 1)....................         (42,720)              -               -               -
      Select (Rider Option 2)....................         (15,814)              -               -               -
      Generations................................         (51,521)              -               -               -
      Generations (Rider Option 1)...............         (52,734)              -               -               -
      Generations (Rider Option 2)...............         (11,049)              -               -               -
                                                    -------------   -------------   -------------   -------------
    Net investment activity......................      17,373,965       6,766,151               -         230,595
                                                    -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..........      54,586,424     228,213,050               -      20,683,351
  Cost of mutual fund shares sold................     (48,224,682)   (228,529,593)              -     (21,543,654)
                                                    -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..........       6,361,742        (316,543)              -        (860,303)
  Change in unrealized gain (loss) on investments      59,003,857      73,442,497               -         502,588
                                                    -------------   -------------   -------------   -------------
    Net gain (loss) on investments...............      65,365,599      73,125,954               -        (357,715)
                                                    -------------   -------------   -------------   -------------
  Reinvested capital gains.......................      51,573,229      16,886,522               -               -
                                                    -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     134,312,793      96,778,627               -        (127,120)
                                                    -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     243,508,683     225,800,134               -         703,478
  Transfers between funds........................               -               -               -     (20,346,585)
  Redemptions....................................     (39,203,830)    (18,800,819)              -        (279,350)
  Annuity benefits...............................         (35,063)              -               -               -
  Annual contract maintenance charge (note 2) ...         (68,081)        (49,658)              -            (386)
  Contingent deferred sales charges (note 2) ....        (785,077)       (426,122)              -         (11,183)
  Adjustments to maintain reserves...............          (1,973)         (2,437)              -              13
                                                    -------------   -------------   -------------   -------------
      Net equity transactions....................     203,414,659     206,521,098               -     (19,934,013)
                                                    -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     337,727,452     303,299,725               -     (20,061,133)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....   1,238,508,090     674,396,891               -      20,061,133
                                                    -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $1,576,235,542     977,696,616               -               -
                                                    =============   =============   =============   =============


                                                           HIGH YIELD FUND                MONEY MARKET FUND
                                                    ------------------------------  ------------------------------
                                                        1998             1997            1998             1997
                                                    -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -        1,664,977               -         290,239
  Mortality, expense and administration
    charges (note 2) ............................
      Classic....................................               -          (20,343)              -          (6,227)
      Select.....................................               -         (245,157)              -         (75,036)
      Select (Rider Option 1)....................               -                -               -               -
      Select (Rider Option 2)....................               -                -               -               -
      Generations................................               -                -               -               -
      Generations (Rider Option 1)...............               -                -               -               -
      Generations (Rider Option 2)...............               -                -               -               -
                                                    -------------   --------------  --------------   -------------
    Net investment activity......................               -        1,399,477               -         208,976
                                                    -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........               -       97,566,593               -      34,287,294
  Cost of mutual fund shares sold................               -      (98,450,573)              -     (34,287,294)
                                                    -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..........               -         (883,980)              -               -
  Change in unrealized gain (loss) on investments               -       (2,411,864)              -               -
                                                    -------------   --------------  --------------   -------------
    Net gain (loss) on investments...............               -       (3,295,844)              -               -
                                                    -------------   --------------  --------------   -------------
  Reinvested capital gains.......................               -        3,446,055               -               -
                                                    -------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........               -        1,549,688               -         208,976
                                                    -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................               -        5,965,897               -       5,893,572
  Transfers between funds........................               -      (97,185,572)              -     (35,384,848)
  Redemptions....................................               -       (1,335,478)              -        (643,822)
  Annuity benefits...............................               -                -               -               -
  Annual contract maintenance charge (note 2) ...               -           (1,254)              -            (196)
  Contingent deferred sales charges (note 2) ....               -          (37,325)              -          (8,540)
  Adjustments to maintain reserves...............               -              352               -           2,487
                                                    -------------   --------------  --------------   -------------
      Net equity transactions....................               -      (92,593,380)              -     (30,141,347)
                                                    -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............               -      (91,043,692)              -     (29,932,371)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -       91,043,692               -      29,932,371
                                                    -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............               -                -               -               -
                                                    =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                          OVERSEAS FUND               EQUITY-INCOME PORTFOLIO
                                                   -----------------------------   -----------------------------
                                                       1998             1997           1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $           -          53,871         600,150          15,751
  Mortality, expense and administration
    charges (note 2)
      Classic...................................               -          (9,830)        (17,096)         (3,307)
      Select....................................               -        (118,462)       (353,031)        (39,863)
      Select (Rider Option 1)...................               -               -          (5,323)              -
      Select (Rider Option 2)...................               -               -          (2,210)              -
      Generations...............................               -               -               -               -
      Generations (Rider Option 1)..............               -               -               -               -
      Generations (Rider Option 2)..............               -               -               -               -
                                                   -------------   -------------   -------------   -------------
    Net investment activity.....................               -         (74,421)        222,490         (27,419)
                                                   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.........               -      48,228,759         333,174               -
  Cost of mutual fund shares sold...............               -     (48,637,341)       (299,502)              -
                                                   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.........               -        (408,582)         33,672               -
  Change in unrealized gain (loss) on investments              -      (2,797,481)      2,086,827       1,198,695
                                                   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..............               -      (3,206,063)      2,120,499       1,198,695
                                                   -------------   -------------   -------------   -------------
  Reinvested capital gains......................               -       4,309,141       2,135,830          79,191
                                                   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........               -       1,028,657       4,478,819       1,250,467
                                                   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................               -       2,025,270      18,105,212      11,803,112
  Transfers between funds.......................               -     (47,818,175)      4,939,442       3,586,576
  Redemptions...................................               -        (425,271)     (1,043,835)       (109,239)
  Annuity benefits..............................               -               -               -               -
  Annual contract maintenance charge (note 2) ..               -            (821)         (1,550)            (64)
  Contingent deferred sales charges (note 2) ...               -          (9,277)        (17,709)           (431)
  Adjustments to maintain reserves..............               -           1,590            (376)             89
                                                   -------------   -------------   -------------   -------------
      Net equity transactions...................               -     (46,226,684)     21,981,184      15,280,043
                                                   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........               -     (45,198,027)     26,460,003      16,530,510
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....               -      45,198,027      38,824,978               -
                                                   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........   $           -               -      65,284,981      16,530,510
                                                   =============   =============   =============   =============

                                                     EQUITY-INCOME PORTFOLIO:
                                                           SERVICE CLASS                 GROWTH PORTFOLIO
                                                   ------------------------------  ------------------------------
                                                       1998             1997            1998            1997
                                                   -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               -                -         133,285           4,508
  Mortality, expense and administration
    charges (note 2)
      Classic...................................               -                -         (11,972)         (1,829)
      Select....................................               -                -        (201,484)        (22,044)
      Select (Rider Option 1)...................               -                -          (5,150)              -
      Select (Rider Option 2)...................               -                -          (1,022)              -
      Generations...............................          (5,799)               -               -               -
      Generations (Rider Option 1)..............          (7,126)               -               -               -
      Generations (Rider Option 2)..............          (1,358)               -               -               -
                                                   -------------   --------------  --------------   -------------
    Net investment activity.....................         (14,283)               -         (86,343)        (19,365)
                                                   -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........         161,897                -       1,150,043         269,280
  Cost of mutual fund shares sold...............        (150,947)               -      (1,027,248)       (286,713)
                                                   -------------   --------------  --------------   -------------
    Realized gain (loss) on investments.........          10,950                -         122,795         (17,433)
  Change in unrealized gain (loss) on investments         23,923                -       1,704,472         630,550
                                                   -------------   --------------  --------------   -------------
    Net gain (loss) on investments..............          34,873                -       1,827,267         613,117
                                                   -------------   --------------  --------------   -------------
  Reinvested capital gains......................               -                -       3,486,467          20,178
                                                   -------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........          20,590                -       5,227,391         613,930
                                                   -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................       9,163,312                -      10,397,763       6,510,393
  Transfers between funds.......................         190,851                -         778,925       1,813,136
  Redemptions...................................         (48,254)               -        (489,838)        (40,922)
  Annuity benefits..............................               -                -               -               -
  Annual contract maintenance charge (note 2) ..               -                -            (974)            (28)
  Contingent deferred sales charges (note 2) ...               -                -         (11,053)           (104)
  Adjustments to maintain reserves..............             (37)               -            (210)             25
                                                   -------------   --------------  --------------   -------------
      Net equity transactions...................       9,305,872                -      10,674,613       8,282,500
                                                   -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       9,326,462                -      15,902,004       8,896,430
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....               -                -      23,748,752               -
                                                   -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........       9,326,462                -      39,650,756       8,896,430
                                                   =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              GROWTH PORTFOLIO:
                                                                SERVICE CLASS               HIGH INCOME PORTFOLIO
                                                       -----------------------------   -----------------------------
                                                            1998           1997            1998            1997
                                                       -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................     $           -               -      10,862,359         105,786
  Mortality, expense and administration
    charges (note 2)
      Classic.....................................                 -               -         (62,570)        (34,112)
      Select......................................                 -               -      (1,065,152)       (411,210)
      Select (Rider Option 1).....................                 -               -          (3,947)              -
      Select (Rider Option 2).....................                 -               -          (2,512)              -
      Generations.................................            (4,323)              -               -               -
      Generations (Rider Option 1)................            (4,190)              -               -               -
      Generations (Rider Option 2)................            (1,585)              -               -               -
                                                       -------------   -------------   -------------   -------------
    Net investment activity.......................           (10,098)              -       9,728,178        (339,536)
                                                       -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold...........            38,023               -       7,770,613       3,689,991
  Cost of mutual fund shares sold.................           (35,629)              -      (7,238,196)     (3,876,133)
                                                       -------------   -------------   -------------   -------------
    Realized gain (loss) on investments...........             2,394               -         532,417        (186,142)
  Change in unrealized gain (loss) on investments            320,836               -     (10,920,836)      5,577,302
                                                       -------------   -------------   -------------   -------------
    Net gain (loss) on investments................           323,230               -     (10,388,419)      5,391,160
                                                       -------------   -------------   -------------   -------------
  Reinvested capital gains........................                 -               -       6,902,124          13,075
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........           313,132               -       6,241,883       5,064,699
                                                       -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................         7,243,338               -      20,751,192      18,109,886
  Transfers between funds.........................            42,959               -      (3,712,181)     97,513,580
  Redemptions.....................................           (40,157)              -      (4,614,343)     (1,522,391)
  Annuity benefits................................                 -               -            (958)              -
  Annual contract maintenance charge (note 2) ....                 -               -          (4,813)         (2,586)
  Contingent deferred sales charges (note 2) .....                 -               -        (104,602)        (27,220)
  Adjustments to maintain reserves................                (5)              -             300           1,552
                                                       -------------   -------------   -------------   -------------
      Net equity transactions.....................         7,246,135               -      12,314,595     114,072,821
                                                       -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.............         7,559,267               -      18,556,478     119,137,520
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                 -               -     149,321,511         168,388
                                                       -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............     $   7,559,267               -     167,877,989     119,305,908
                                                       =============   =============   =============   =============

                                                          HIGH INCOME PORTFOLIO:
                                                               SERVICE CLASS              MONEY MARKET PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                          1998             1997            1998            1997
                                                      -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                -                -       1,126,169         840,480
  Mortality, expense and administration
    charges (note 2)
      Classic.....................................                -                -         (19,935)        (17,017)
      Select......................................                -                -        (258,610)       (205,136)
      Select (Rider Option 1).....................                -                -          (2,069)              -
      Select (Rider Option 2).....................                -                -            (463)              -
      Generations.................................           (9,713)               -          (3,194)              -
      Generations (Rider Option 1)................           (6,128)               -          (3,777)              -
      Generations (Rider Option 2)................           (1,033)                          (1,556)              -
                                                      -------------   --------------  --------------   -------------
    Net investment activity.......................          (16,874)               -         836,565         618,327
                                                      -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold...........               60                -      25,474,812      14,263,286
  Cost of mutual fund shares sold.................              (60)               -     (25,474,812)    (14,263,286)
                                                      -------------   --------------  --------------   -------------
    Realized gain (loss) on investments...........                -                -               -               -
  Change in unrealized gain (loss) on investments           (13,808)               -               -               -
                                                      -------------   --------------  --------------   -------------
    Net gain (loss) on investments................          (13,808)               -               -               -
                                                      -------------   --------------  --------------   -------------
  Reinvested capital gains........................                -                -               -               -
                                                      -------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........          (30,682)               -         836,565         618,327
                                                      -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................       11,674,698                -      16,097,369      36,206,100
  Transfers between funds.........................          (55,505)               -     (12,127,200)     15,121,146
  Redemptions.....................................          (44,140)               -      (1,991,455)       (981,068)
  Annuity benefits................................                -                -               -               -
  Annual contract maintenance charge (note 2) ....                -                -          (1,191)           (719)
  Contingent deferred sales charges (note 2) .....                -                -         (53,261)        (17,381)
  Adjustments to maintain reserves................              (10)               -             (74)           (117)
                                                      -------------   --------------  --------------   -------------
      Net equity transactions.....................       11,575,043                -       1,924,188      50,327,961
                                                      -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.............       11,544,361                -       2,760,753      50,946,288
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                -                -      43,662,462       1,414,111
                                                      -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............       11,544,361                -      46,423,215      52,360,399
                                                      =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                                           OVERSEAS PORTFOLIO:
                                                           OVERSEAS PORTFOLIO                 SERVICE CLASS
                                                     -----------------------------   -----------------------------
                                                         1998            1997            1998            1997
                                                     -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $  1,390,058          13,050               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic......................................        (44,790)        (18,058)              -               -
      Select.......................................       (510,009)       (217,688)              -               -
      Select (Rider Option 1)......................         (1,956)              -               -               -
      Select (Rider Option 2)......................           (591)              -               -               -
      Generations..................................              -               -          (1,550)              -
      Generations (Rider Option 1).................              -               -          (1,898)              -
      Generations (Rider Option 2).................              -               -            (102)              -
                                                     -------------   -------------   -------------   -------------
    Net investment activity........................        832,712        (222,696)         (3,550)              -
                                                     -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............      3,318,668         947,517          28,433               -
  Cost of mutual fund shares sold..................     (2,907,177)       (958,768)        (27,147)              -
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............        411,491         (11,251)          1,286               -
  Change in unrealized gain (loss) on investments .      5,428,926       7,260,020          (6,899)              -
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................      5,840,417       7,248,769          (5,613)              -
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains.........................      4,097,014          51,803               -               -
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........     10,770,143       7,077,876          (9,163)              -
                                                     -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................      5,819,193       8,539,222       2,521,329               -
  Transfers between funds..........................      1,077,668      51,779,620         110,474               -
  Redemptions......................................     (1,751,406)       (816,584)         (2,701)              -
  Annuity benefits.................................              -               -               -               -
  Annual contract maintenance charge (note 2) .....         (4,088)         (2,560)              -               -
  Contingent deferred sales charges (note 2) ......        (39,760)        (20,396)              -               -
  Adjustments to maintain reserves.................            977           3,216              (7)              -
                                                     -------------   -------------   -------------   -------------
      Net equity transactions......................      5,102,584      59,482,518       2,629,095               -
                                                     -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     15,872,727      66,560,394       2,619,932               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     68,829,824         230,766               -               -
                                                     -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............  $  84,702,551      66,791,160       2,619,932               -
                                                     =============   =============   =============   =============


                                                                                        ASSET MANAGER PORTFOLIO:
                                                         ASSET MANAGER PORTFOLIO              SERVICE CLASS
                                                     ------------------------------  ------------------------------
                                                         1998             1997            1998            1997
                                                     -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        350,865            5,034               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic......................................         (3,187)            (894)              -               -
      Select.......................................        (79,752)         (10,778)              -               -
      Select (Rider Option 1)......................         (1,101)               -               -               -
      Select (Rider Option 2)......................           (527)               -               -               -
      Generations..................................              -                -            (813)              -
      Generations (Rider Option 1).................              -                -            (166)              -
      Generations (Rider Option 2).................              -                -             (44)              -
                                                     -------------   --------------  --------------   -------------
    Net investment activity........................        266,298           (6,638)         (1,023)              -
                                                     -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold............        714,871           53,664          11,945               -
  Cost of mutual fund shares sold..................       (651,635)         (59,003)        (11,571)              -
                                                     -------------   --------------  --------------   -------------
    Realized gain (loss) on investments............         63,236           (5,339)            374               -
  Change in unrealized gain (loss) on investments .       (408,541)         240,699           9,750               -
                                                     -------------   --------------  --------------   -------------
    Net gain (loss) on investments.................       (345,305)         235,360          10,124               -
                                                     -------------   --------------  --------------   -------------
  Reinvested capital gains.........................      1,052,595           12,628               -               -
                                                     -------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........        973,588          241,350           9,101               -
                                                     -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................      2,469,613        2,463,622         917,149               -
  Transfers between funds..........................        320,287        1,719,185          43,347               -
  Redemptions......................................       (452,451)         (16,387)              -               -
  Annuity benefits.................................        (16,169)               -               -               -
  Annual contract maintenance charge (note 2) .....           (185)              (3)              -               -
  Contingent deferred sales charges (note 2) ......         (4,130)              (8)              -               -
  Adjustments to maintain reserves.................         (2,044)              48              (1)              -
                                                     -------------   --------------  --------------   -------------
      Net equity transactions......................      2,314,921        4,166,457         960,495               -
                                                     -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      3,288,509        4,407,807         969,596               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     10,050,168                -               -               -
                                                     -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     13,338,677        4,407,807         969,596               -
                                                     =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                          ASSET MANAGER:                   ASSET MANAGER:
                                                          GROWTH PORTFOLIO         GROWTH PORTFOLIO: SERVICE CLASS
                                                    -----------------------------   -----------------------------
                                                         1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     182,827               -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic....................................          (3,842)         (1,063)              -               -
      Select.....................................         (64,931)        (12,808)              -               -
      Select (Rider Option 1)....................            (746)              -               -               -
      Select (Rider Option 2)....................            (171)              -               -               -
      Generations................................               -               -            (599)              -
      Generations (Rider Option 1)...............               -               -            (462)              -
      Generations (Rider Option 2)...............               -               -            (179)              -
                                                    -------------   -------------   -------------   -------------
    Net investment activity......................         113,137         (13,871)         (1,240)              -
                                                    -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..........         340,778          45,288           2,727               -
  Cost of mutual fund shares sold................        (297,241)        (45,581)         (2,635)              -
                                                    -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..........          43,537            (293)             92               -
  Change in unrealized gain (loss) on investments         (60,978)        322,792          13,924               -
                                                    -------------   -------------   -------------   -------------
    Net gain (loss) on investments...............         (17,441)        322,499          14,016               -
                                                    -------------   -------------   -------------   -------------
  Reinvested capital gains.......................         854,987             620               -               -
                                                    -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         950,683         309,248          12,776               -
                                                    -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       2,367,985       3,106,668       1,023,564               -
  Transfers between funds........................         223,528       1,289,821           6,151               -
  Redemptions....................................        (142,386)        (40,623)         (4,345)              -
  Annuity benefits...............................               -               -               -               -
  Annual contract maintenance charge (note 2) ...            (359)            (17)              -               -
  Contingent deferred sales charges (note 2) ....          (2,302)         (1,500)              -               -
  Adjustments to maintain reserves...............              23              13              (2)              -
                                                    -------------   -------------   -------------   -------------
      Net equity transactions....................       2,446,489       4,354,362       1,025,368               -
                                                    -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       3,397,172       4,663,610       1,038,144               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       8,276,147               -               -               -
                                                    -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............   $  11,673,319       4,663,610       1,038,144               -
                                                    =============   =============   =============   =============

                                                                                       CONTRAFUND PORTFOLIO:
                                                        CONTRAFUND PORTFOLIO               SERVICE CLASS
                                                   ------------------------------  ------------------------------
                                                        1998             1997            1998            1997
                                                   -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        374,985           24,653               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic....................................        (25,977)          (6,036)              -               -
      Select.....................................       (396,784)         (72,761)              -               -
      Select (Rider Option 1)....................         (3,179)               -               -               -
      Select (Rider Option 2)....................         (1,005)               -               -               -
      Generations................................              -                -          (3,428)              -
      Generations (Rider Option 1)...............              -                -          (3,308)              -
      Generations (Rider Option 2)...............              -                -            (510)              -
                                                   -------------   --------------  --------------   -------------
    Net investment activity......................        (51,960)         (54,144)         (7,246)              -
                                                   -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........      2,279,235           13,865          34,897               -
  Cost of mutual fund shares sold................     (1,914,686)         (13,937)        (33,349)              -
                                                   -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..........        364,549              (72)          1,548               -
  Change in unrealized gain (loss) on investments      5,862,913        1,843,950         201,197               -
                                                   -------------   --------------  --------------   -------------
    Net gain (loss) on investments...............      6,227,462        1,843,878         202,745               -
                                                   -------------   --------------  --------------   -------------
  Reinvested capital gains.......................      2,758,815           65,154               -               -
                                                   -------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      8,934,317        1,854,888         195,499               -
                                                   -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     10,445,026       18,697,330       4,993,204               -
  Transfers between funds........................      1,430,985        6,215,896         282,781               -
  Redemptions....................................     (1,383,363)        (201,459)         (6,235)              -
  Annuity benefits...............................              -                -               -               -
  Annual contract maintenance charge (note 2) ...         (3,377)            (186)              -               -
  Contingent deferred sales charges (note 2) ....        (31,053)          (3,922)              -               -
  Adjustments to maintain reserves...............            175          (15,176)             (4)              -
                                                   -------------   --------------  --------------   -------------
      Net equity transactions....................     10,458,393       24,692,483       5,269,746               -
                                                   -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     19,392,710       26,547,371       5,465,245               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     51,523,897                -               -               -
                                                   -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     70,916,607       26,547,371       5,465,245               -
                                                   =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                                          INVESTMENT GRADE
                                                        INDEX 500 PORTFOLIO                BOND PORTFOLIO
                                                   -----------------------------   -----------------------------
                                                        1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................    $     369,216           9,636       1,397,192          21,628
  Mortality, expense and administration
    charges (note 2)
      Classic..................................          (15,285)         (2,793)        (14,084)         (7,175)
      Select...................................         (245,011)        (33,665)       (201,444)        (86,499)
      Select (Rider Option 1)..................           (2,861)              -            (425)              -
      Select (Rider Option 2)..................             (734)              -            (387)              -
      Generations..............................           (2,847)              -          (1,533)              -
      Generations (Rider Option 1).............           (2,726)              -          (1,319)              -
      Generations (Rider Option 2).............             (511)              -            (353)              -
                                                   -------------   -------------   -------------   -------------
    Net investment activity....................           99,241         (26,822)      1,177,647         (72,046)
                                                   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold........          342,168         316,941       1,258,033         362,597
  Cost of mutual fund shares sold..............         (271,859)       (335,624)     (1,184,187)       (383,824)
                                                   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments........           70,309         (18,683)         73,846         (21,227)
  Change in unrealized gain (loss) on investments      4,645,885       1,079,475        (425,642)        628,526
                                                   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.............        4,716,194       1,060,792        (351,796)        607,299
                                                   -------------   -------------   -------------   -------------
  Reinvested capital gains.....................          855,170          19,553         165,769               -
                                                   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......        5,670,605       1,053,523         991,620         535,253
                                                   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................       14,562,979       9,386,079       5,853,296       3,523,276
  Transfers between funds......................        4,250,431       3,572,108       1,105,720      20,822,077
  Redemptions..................................         (847,328)       (164,419)     (1,044,664)       (639,358)
  Annuity benefits.............................                -               -         (15,041)              -
  Annual contract maintenance charge (note 2) .           (1,892)            (60)         (1,152)           (546)
  Contingent deferred sales charges (note 2) ..          (14,721)         (8,011)        (15,120)        (10,143)
  Adjustments to maintain reserves.............             (409)           (941)         (1,423)            154
                                                   -------------   -------------   -------------   -------------
      Net equity transactions..................       17,949,060      12,784,756       5,881,616      23,695,460
                                                   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..........       23,619,665      13,838,279       6,873,236      24,230,713
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       28,715,098               -      28,538,182          97,975
                                                   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..........    $  52,334,763      13,838,279      35,411,418      24,328,688
                                                   =============   =============   =============   =============

                                                                                       BALANCED PORTFOLIO:
                                                       BALANCED PORTFOLIO                 SERVICE CLASS
                                                 ------------------------------  ------------------------------
                                                      1998            1997            1998            1997
                                                 -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      3,537,100        2,651,503               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic..................................        (92,772)         (60,225)              -               -
      Select...................................       (974,798)        (726,004)              -               -
      Select (Rider Option 1)..................         (1,805)               -               -               -
      Select (Rider Option 2)..................           (350)               -               -               -
      Generations..............................              -                -          (1,977)              -
      Generations (Rider Option 1).............              -                -            (988)              -
      Generations (Rider Option 2).............              -                -            (493)              -
                                                 -------------   --------------  --------------   -------------
    Net investment activity....................      2,467,375        1,865,274          (3,458)              -
                                                 -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold........      2,395,048        2,206,323          29,320               -
  Cost of mutual fund shares sold..............     (1,674,185)      (1,800,991)        (28,081)              -
                                                 -------------   --------------  --------------   -------------
    Realized gain (loss) on investments........        720,863          405,332           1,239               -
  Change in unrealized gain (loss) on investments    7,856,834       12,049,276          56,698               -
                                                 -------------   --------------  --------------   -------------
    Net gain (loss) on investments.............      8,577,697       12,454,608          57,937               -
                                                 -------------   --------------  --------------   -------------
  Reinvested capital gains.....................      5,403,903                -               -               -
                                                 -------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......     16,448,975       14,319,882          54,479               -
                                                 -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................      7,303,539       13,260,830       3,063,263               -
  Transfers between funds......................          6,442       (1,740,686)         80,857               -
  Redemptions..................................     (4,411,425)      (2,425,691)        (33,837)              -
  Annuity benefits.............................           (628)               -               -               -
  Annual contract maintenance charge (note 2) .         (7,327)          (6,742)              -               -
  Contingent deferred sales charges (note 2) ..        (83,293)         (47,890)              -               -
  Adjustments to maintain reserves.............            607              819             (75)              -
                                                 -------------   --------------  --------------   -------------
      Net equity transactions..................      2,807,915        9,040,640       3,110,208               -
                                                 -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..........     19,256,890       23,360,522       3,164,687               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...    142,394,052      103,152,198               -               -
                                                 -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..........    161,650,942      126,512,720       3,164,687               -
                                                 =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                         GROWTH AND INCOME         GROWTH AND INCOME PORTFOLIO:
                                                             PORTFOLIO                     SERVICE CLASS
                                                   -----------------------------   -----------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $           -               -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic...................................         (10,153)         (2,202)              -               -
      Select....................................        (227,766)        (26,544)              -               -
      Select (Rider Option 1)...................          (2,969)              -               -               -
      Select (Rider Option 2)...................            (313)              -               -               -
      Generations...............................               -               -          (3,020)              -
      Generations (Rider Option 1)..............               -               -          (3,888)              -
      Generations (Rider Option 2)..............               -               -            (853)              -
                                                   -------------   -------------   -------------   -------------
    Net investment activity.....................        (241,201)        (28,746)         (7,761)              -
                                                   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.........          28,097          29,617         254,098               -
  Cost of mutual fund shares sold...............         (20,886)        (26,876)       (245,882)              -
                                                   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.........           7,211           2,741           8,216               -
  Change in unrealized gain (loss) on investments      5,139,007         966,625         202,781               -
 ...............................................   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..............       5,146,218         969,366         210,997               -
                                                   -------------   -------------   -------------   -------------
  Reinvested capital gains......................         158,758               -               -               -
                                                   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........       5,063,775         940,620         203,236               -
                                                   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................       9,453,853       8,266,788       5,736,928               -
  Transfers between funds.......................       4,996,317       2,403,190         154,084               -
  Redemptions...................................        (991,144)        (75,728)         (5,037)              -
  Annuity benefits..............................               -               -               -               -
  Annual contract maintenance charge (note 2) ..            (782)            (25)              -               -
  Contingent deferred sales charges (note 2) ...          (9,625)         (2,274)              -               -
  Adjustments to maintain reserves..............             157              80              (4)              -
                                                   -------------   -------------   -------------   -------------
      Net equity transactions...................      13,448,776      10,592,031       5,885,971               -
                                                   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........      18,512,551      11,532,651       6,089,207               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....      26,075,446               -               -               -
                                                   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........   $  44,587,997      11,532,651       6,089,207               -
                                                   =============   =============   =============   =============

                                                       GROWTH OPPORTUNITIES            GROWTH OPPORTUNITIES
                                                             PORTFOLIO               PORTFOLIO: SERVICE CLASS
                                                   ------------------------------  ------------------------------
                                                       1998             1997            1998            1997
                                                   -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       6,818,325        6,335,089               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic...................................        (413,513)        (230,251)              -               -
      Select....................................      (4,280,780)      (2,775,632)              -               -
      Select (Rider Option 1)...................         (11,189)               -               -               -
      Select (Rider Option 2)...................          (5,529)               -               -               -
      Generations...............................               -                -         (12,725)              -
      Generations (Rider Option 1)..............               -                -         (16,758)              -
      Generations (Rider Option 2)..............               -                -          (2,472)              -
                                                   -------------   --------------  --------------   -------------
    Net investment activity.....................       2,107,314        3,329,206         (31,955)              -
                                                   -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........       8,539,046        5,248,684          80,438               -
  Cost of mutual fund shares sold...............      (4,651,902)      (3,559,995)        (75,865)              -
                                                   -------------   --------------  --------------   -------------
    Realized gain (loss) on investments.........       3,887,144        1,688,689           4,573               -
  Change in unrealized gain (loss) on investments     36,953,688       46,351,344         332,900               -
 ...............................................   -------------   --------------  --------------   -------------
    Net gain (loss) on investments..............      40,840,832       48,040,033         337,473               -
                                                   -------------   --------------  --------------   -------------
  Reinvested capital gains......................      23,701,797        8,869,124               -               -
                                                   -------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........      66,649,943       60,238,363         305,518               -
                                                   -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................      53,810,557       71,338,611      19,734,321               -
  Transfers between funds.......................      (4,213,525)      (3,360,469)         67,162               -
  Redemptions...................................     (19,762,259)      (9,083,029)        (93,227)              -
  Annuity benefits..............................          (2,267)               -               -               -
  Annual contract maintenance charge (note 2) ..         (40,391)         (33,465)              -               -
  Contingent deferred sales charges (note 2) ...        (398,448)        (220,517)              -               -
  Adjustments to maintain reserves..............             654            3,359            (185)              -
                                                   -------------   --------------  --------------   -------------
      Net equity transactions...................      29,394,321       58,644,490      19,708,071               -
                                                   -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........      96,044,264      118,882,853      20,013,589               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....     618,547,573      383,098,230               -               -
                                                   -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...........     714,591,837      501,981,083      20,013,589               -
                                                   =============   ==============  ==============   =============

See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

              Funds of Fidelity Advisor Annuity Fund (effective January 20, 1997, the following funds are no longer available);
                Fidelity Advisor Annuity Government Investment Fund Fidelity Advisor Annuity High Yield Fund
                Fidelity Advisor Annuity Money Market Fund
                Fidelity Advisor Annuity Overseas Fund

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio*
                Fidelity VIP - Equity-Income Portfolio: Service Class+ Fidelity VIP - Growth Portfolio*
                Fidelity VIP - Growth Portfolio: Service Class+
                Fidelity VIP - High Income Portfolio*
                Fidelity VIP - High Income Portfolio: Service Class+ Fidelity VIP - Money Market Portfolio
                Fidelity VIP - Overseas Portfolio*
                Fidelity VIP - Overseas Portfolio: Service Class+

              Portfolios of the Fidelity Variable Insurance Products Fund
                II(Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio*
                Fidelity VIP-II - Asset Manager Portfolio: Service Class+ Fidelity VIP-II - Asset Manager: Growth Portfolio* Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class+
                Fidelity VIP-II - Contrafund Portfolio*
                Fidelity VIP-II - Contrafund Portfolio: Service Class+ Fidelity VIP-II - Index 500 Portfolio
                Fidelity VIP-II - Investment Grade Bond Portfolio

              Portfolios of the Fidelity Variable Insurance Products Fund
                III(Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio*
                  (formerly Fidelity Advisor Annuity Income & Growth Fund)
                Fidelity VIP-III - Balanced Portfolio: Service Class+
                Fidelity VIP-III - Growth and Income Portfolio*
                Fidelity VIP-III - Growth and Income Portfolio: Service Class+

                Fidelity VIP-III - Growth Opportunities Portfolio*
                  (formerly Fidelity Advisor Annuity Growth Opportunities Fund)
                Fidelity VIP-III - Growth Opportunities Portfolio: Service
                  Class+

         At June 30, 1998, except as noted, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; for the Fidelity Advisor Generations Annuity contracts a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of .80% and .15%, respectively. For Fidelity Advisor Annuity Select and Fidelity Advisor Generations Annuity contracts, optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

* This fund is only available for the Fidelity Advisor Annuity Classic or Select contracts.
+ This fund is only available for the Fidelity Advisor Generations
  Annuity contracts.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1998, for each series, in both the accumulation and payout phases.

                                                                                                                    PERIOD
     Contract owners' equity represented by:             UNITS         UNIT VALUE                                   RETURN
                                                        --------       ----------                                  --------
FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS:

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified .........................            128,093        $13.460145        $ 1,724,150                 10%
      Non-tax qualified .....................            108,092         13.460145          1,454,934                 10%

   Fidelity VIP - Growth Portfolio:
      Tax qualified .........................             91,593         13.755061          1,259,867                 18%
      Non-tax qualified .....................             74,655         13.755061          1,026,884                 18%

   Fidelity VIP - High Income Portfolio:
      Tax qualified .........................            515,371         12.362722          6,371,388                  4%
      Non-tax qualified .....................            384,111         12.362722          4,748,658                  4%

   Fidelity VIP - Money Market Portfolio:
      Tax qualified .........................            151,802         10.692446          1,623,135                  2%
      Non-tax qualified .....................             47,806         10.692446            511,163                  2%

   Fidelity VIP - Overseas Portfolio:
      Tax qualified .........................            302,767         13.344747          4,040,349                 15%
      Non-tax qualified .....................            244,829         13.344747          3,267,181                 15%

   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified .........................             22,151         12.662471            280,486                  9%
      Non-tax qualified .....................             28,141         12.662471            356,335                  9%

   Fidelity VIP-II - Asset Manager:
   Growth Portfolio:
      Tax qualified .........................             37,323         13.198490            492,607                 10%
      Non-tax qualified .....................             19,360         13.198490            255,523                 10%

   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified .........................            216,293         13.620824          2,946,089                 16%
      Non-tax qualified .....................            149,033         13.620824          2,029,952                 16%

   Fidelity VIP-II - Index 500 Portfolio:
      Tax qualified .........................            121,103         14.590374          1,766,938                 17%
      Non-tax qualified .....................             86,812         14.590374          1,266,620                 17%

   Fidelity VIP-II - Investment Grade
   Bond Portfolio:
      Tax qualified .........................            126,965         11.178360          1,419,260                  3%
      Non-tax qualified .....................             81,573         11.178360            911,852                  3%

   Fidelity VIP-III - Balanced Portfolio:
      Tax qualified .........................            529,963         16.403827          8,693,421                 11%
      Non-tax qualified .....................            396,004         16.403827          6,495,981                 11%

   Fidelity VIP-III- Growth and
   Income Portfolio:
      Tax qualified .........................             82,608         14.359845          1,186,238                 16%
      Non-tax qualified .....................             58,051         14.359845            833,603                 16%

   Fidelity VIP-III - Growth Opportunities
   Portfolio:
      Tax qualified .........................          1,575,116         21.663515         34,122,549                 11%
      Non-tax qualified .....................          1,560,271         21.663515         33,800,954                 11%


                                                                     (Continued)

FIDELITY ADVISOR ANNUITY SELECT CONTRACTS:

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified .........................          1,691,612        13.440500         22,736,111                 10%
      Non-tax qualified .....................          2,803,517        13.440500         37,680,670                 10%

   Fidelity VIP - Growth Portfolio:
      Tax qualified .........................            980,245        13.734990         13,463,655                 18%
      Non-tax qualified .....................          1,645,192        13.734990         22,596,696                 18%

   Fidelity VIP - High Income Portfolio:
      Tax qualified .........................          4,065,954        12.341957         50,181,829                  4%
      Non-tax qualified .....................          8,506,225        12.341957        104,983,463                  4%

   Fidelity VIP - Money Market Portfolio:
      Tax qualified .........................          1,197,179        10.674471         12,779,253                  2%
      Non-tax qualified .....................          2,295,991        10.674471         24,508,489                  2%

   Fidelity VIP - Overseas Portfolio:
      Tax qualified .........................          1,778,603        13.322329         23,695,134                 15%
      Non-tax qualified .....................          3,994,316        13.322329         53,213,592                 15%

   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified .........................            305,713        12.644003          3,865,436                  9%
      Non-tax qualified .....................            664,962        12.644003          8,407,782                  9%

   Fidelity VIP-II - Asset Manager:
   Growth Portfolio:
      Tax qualified .........................            282,184        13.179249          3,718,973                 10%
      Non-tax qualified .....................            528,466        13.179249          6,964,785                 10%

   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified .........................          1,699,661        13.600953         23,117,009                 16%
      Non-tax qualified .....................          3,068,676        13.600953         41,736,918                 16%

   Fidelity VIP-II - Index 500 Portfolio:
      Tax qualified .........................            959,479        14.569100         13,978,745                 17%
      Non-tax qualified .....................          2,025,229        14.569100         29,505,764                 17%

   Fidelity VIP-II - Investment Grade
   Bond Portfolio:
      Tax qualified .........................          1,012,935        11.159577         11,303,926                  3%
      Non-tax qualified .....................          1,715,093        11.159577         19,139,712                  3%

   Fidelity VIP-III - Balanced Portfolio:
      Tax qualified .........................          2,700,717        16.345991         44,145,896                 11%
      Non-tax qualified .....................          6,223,231        16.345991        101,724,878                 11%

   Fidelity VIP-III- Growth and
   Income Portfolio:
      Tax qualified .........................            883,549        14.338891         12,669,113                 16%
      Non-tax qualified .....................          2,022,258        14.338891         28,996,937                 16%

   Fidelity VIP-III - Growth Opportunities
   Portfolio:
      Tax qualified .........................          8,876,350        21.587137        191,614,984                 11%
      Non-tax qualified .....................         20,908,185        21.587137        451,347,854                 11%

FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 1):

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified .............................           29,954        11.340149          339,683               10%
      Non-tax qualified .........................           78,732        11.340149          892,833               10%

   Fidelity VIP - Growth Portfolio:
      Tax qualified .............................           24,021        11.856959          284,816               18%
      Non-tax qualified .........................           67,264        11.856959          797,546               18%

   Fidelity VIP - High Income Portfolio:
      Tax qualified .............................           36,527        10.535331          384,824                4%
      Non-tax qualified .........................           64,720        10.535331          681,847                4%

   Fidelity VIP - Money Market Portfolio:
      Tax qualified .............................           38,999        10.264819          400,318                2%
      Non-tax qualified .........................           23,360        10.264819          239,786                2%

   Fidelity VIP - Overseas Portfolio:
      Tax qualified .............................           11,213        11.390392          127,720               15%
      Non-tax qualified .........................           25,371        11.390392          288,986               15%

   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified .............................            2,418        11.076752           26,784                8%
      Non-tax qualified .........................           21,007        11.076752          232,689                8%

   Fidelity VIP-II - Asset Manager
   Growth Portfolio:
      Tax qualified .............................            5,400        11.299318           61,016               10%
      Non-tax qualified .........................           13,612        11.299318          153,806               10%

   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified .............................           14,058        11.533666          162,140               16%
      Non-tax qualified .........................           66,057        11.533666          761,879               16%

   Fidelity VIP-II - Index 500 Portfolio:
      Tax qualified .............................           12,462        12.043425          150,085               17%
      Non-tax qualified .........................           51,272        12.043425          617,490               17%

   Fidelity VIP-II - Investment Grade
   Bond Portfolio:
      Tax qualified .............................            4,501        10.465169           47,104                3%
      Non-tax qualified .........................            3,114        10.465169           32,589                3%

   Fidelity VIP-III - Balanced Portfolio:
      Tax qualified .............................            6,181        11.439210           70,706               11%
      Non-tax qualified .........................           37,778        11.439210          432,150               11%

   Fidelity VIP-III- Growth and
   Income Portfolio:
      Tax qualified .............................           18,809        12.076210          227,141               16%
      Non-tax qualified .........................           53,806        12.076210          649,773               16%

   Fidelity VIP-III - Growth Opportunities
   Portfolio:
      Tax qualified .............................           53,165        11.485563          610,630               11%
      Non-tax qualified .........................          161,327        11.485563        1,852,931               11%



                                                                     (Continued)

FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 2):

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified .............................         16,541        11.336392          187,515           10%
      Non-tax qualified .........................         23,734        11.336392          269,058           10%

   Fidelity VIP - Growth Portfolio:
      Tax qualified .............................          7,901        11.853026           93,651           18%
      Non-tax qualified .........................         10,769        11.853026          127,645           18%

   Fidelity VIP - High Income Portfolio:
      Tax qualified .............................          8,954        10.531831           94,302            4%
      Non-tax qualified .........................         40,016        10.531831          421,442            4%

   Fidelity VIP - Money Market Portfolio:
      Tax qualified .............................          6,414        10.261364           65,816            2%
      Non-tax qualified .........................          8,695        10.261364           89,223            2%

   Fidelity VIP - Overseas Portfolio:
      Tax qualified .............................            400        11.386618            4,555           15%
      Non-tax qualified .........................          5,711        11.386618           65,029           15%

   Fidelity VIP-II - Asset Manager Portfolio:
      Non-tax qualified .........................          8,629        11.073070           95,550            8%

   Fidelity VIP-II - Asset Manager
   Growth Portfolio:
      Non-tax qualified .........................          2,355        11.295551           26,601           10%

   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified .............................          2,039        11.529833           23,509           16%
      Non-tax qualified .........................         12,067        11.529833          139,130           16%

   Fidelity VIP-II - Index 500 Portfolio:
      Tax qualified .............................          3,060        12.039434           36,841           17%
      Non-tax qualified .........................         11,133        12.039434          134,035           17%

   Fidelity VIP-II - Investment Grade
   Bond Portfolio:
      Tax qualified .............................          2,553        10.461693           26,709            3%
      Non-tax qualified .........................          2,227        10.461693           23,298            3%

   Fidelity VIP-III - Balanced Portfolio:
      Non-tax qualified .........................          7,235        11.435411           82,735           11%

   Fidelity VIP-III- Growth and
   Income Portfolio:
      Non-tax qualified .........................          2,085        12.072205           25,171           16%

   Fidelity VIP-III - Growth Opportunities
   Portfolio:
      Tax qualified .............................         54,097        11.481747          621,128           10%
      Non-tax qualified .........................         51,582        11.481747          592,251           10%

FIDELITY ADVISOR GENERATIONS ANNUITY CONTRACTS:

   Fidelity VIP - Equity-Income Portfolio:
   Service Class:
      Tax qualified ...........................          201,309        10.712556        2,156,534                7%(a)
      Non-tax qualified .......................          184,464        10.712556        1,976,081                7%(a)
   Fidelity VIP - Growth Portfolio:
   Service Class:
      Tax qualified ...........................          122,734        11.387787        1,397,669               14%(a)
      Non-tax qualified .......................          195,952        11.387787        2,231,460               14%(a)
   Fidelity VIP - High Income Portfolio:
   Service Class:
      Tax qualified ...........................          287,397        10.156340        2,918,902                2%(a)
      Non-tax qualified .......................          340,782        10.156340        3,461,098                2%(a)
   Fidelity VIP - Money Market Portfolio:
      Tax qualified ...........................          138,724        10.184323        1,412,810                2%(a)
      Non-tax qualified .......................          111,617        10.184323        1,136,744                2%(a)
   Fidelity VIP - Overseas Portfolio:
   Service Class:
      Tax qualified ...........................           67,458        10.945732          738,377                9%(a)
      Non-tax qualified .......................           57,834        10.945732          633,035                9%(a)
   Fidelity VIP-II - Asset Manager Portfolio:
   Service Class:
      Tax qualified ...........................           33,273        10.597832          352,622                6%(a)
      Non-tax qualified .......................           30,634        10.597832          324,654                6%(a)
   Fidelity VIP-II - Asset Manager:
   Growth Portfolio: Service Class:
      Tax qualified ...........................           20,398        10.718288          218,632                7%(a)
      Non-tax qualified .......................           19,399        10.718288          207,924                7%(a)
   Fidelity VIP-II - Contrafund Portfolio:
   Service Class:
      Tax qualified ...........................           99,542        11.325336        1,127,347               13%(a)
      Non-tax qualified .......................          126,765        11.325336        1,435,656               13%(a)
   Fidelity VIP-II - Index 500 Portfolio:
      Tax qualified ...........................           94,781        11.221191        1,063,556               12%(a)
      Non-tax qualified .......................           97,780        11.221191        1,097,208               12%(a)
   Fidelity VIP-II - Investment Grade
   Bond Portfolio:
      Tax qualified ...........................           68,766        10.253311          705,079                3%(a)
      Non-tax qualified .......................           57,938        10.253311          594,056                3%(a)
   Fidelity VIP-III - Balanced Portfolio:
   Service Class:
      Tax qualified ...........................           90,059        10.870876          979,020                9%(a)
      Non-tax qualified .......................           57,883        10.870876          629,239                9%(a)
   Fidelity VIP-III- Growth and
   Income Portfolio: Service Class:
      Tax qualified ...........................           76,670        11.238560          861,660               12%(a)
      Non-tax qualified .......................          139,320        11.238560        1,565,756               12%(a)
   Fidelity VIP-III - Growth Opportunities
   Portfolio: Service Class:
      Tax qualified ...........................          351,061        10.723933        3,764,755                7%(a)
      Non-tax qualified .......................          495,996        10.723933        5,319,028                7%(a)



                                                                     (Continued)



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
FIDELITY ADVISOR GENERATIONS ANNUITY (RIDER OPTION 1):

   Fidelity VIP - Equity-Income Portfolio:
   Service Class:
      Tax qualified ..................................          134,782        10.710468        1,443,578                7%(a)
      Non-tax qualified ..............................          246,431        10.710468        2,639,391                7%(a)
   Fidelity VIP - Growth Portfolio:
   Service Class:
      Tax qualified ..................................          130,691        11.385567        1,487,991               14%(a)
      Non-tax qualified ..............................          118,563        11.385567        1,349,907               14%(a)
   Fidelity VIP - High Income Portfolio:
   Service Class:
      Tax qualified ..................................          163,361        10.154357        1,658,826                2%(a)
      Non-tax qualified ..............................          254,811        10.154357        2,587,442                2%(a)
   Fidelity VIP - Money Market Portfolio:
      Tax qualified ..................................          106,775        10.182196        1,087,204                2%(a)
      Non-tax qualified ..............................          126,388        10.182196        1,286,907                2%(a)
   Fidelity VIP - Overseas Portfolio:
   Service Class:
      Tax qualified ..................................           36,903        10.943599          403,852                9%(a)
      Non-tax qualified ..............................           67,339        10.943599          736,931                9%(a)
   Fidelity VIP-II - Asset Manager Portfolio:
   Service Class:
      Tax qualified ..................................           10,105        10.595763          107,070                6%(a)
      Non-tax qualified ..............................           10,618        10.595763          112,506                6%(a)
   Fidelity VIP-II - Asset Manager:
   Growth Portfolio: Service Class:
      Tax qualified ..................................           23,721        10.716196          254,199                7%(a)
      Non-tax qualified ..............................           13,834        10.716196          148,248                7%(a)
   Fidelity VIP-II - Contrafund Portfolio:
   Service Class:
      Tax qualified ..................................          109,018        11.323125        1,234,424               13%(a)
      Non-tax qualified ..............................           97,393        11.323125        1,102,793               13%(a)
   Fidelity VIP-II - Index 500 Portfolio:
      Tax qualified ..................................           62,838        11.218998          704,979               12%(a)
      Non-tax qualified ..............................          143,856        11.218998        1,613,920               12%(a)
   Fidelity VIP-II - Investment Grade
   Bond Portfolio:
      Tax qualified ..................................           37,911        10.251312          388,637                3%(a)
      Non-tax qualified ..............................           40,364        10.251312          413,784                3%(a)
   Fidelity VIP-III - Balanced Portfolio:
   Service Class:
      Tax qualified ..................................           38,328        10.868761          416,578                9%(a)
      Non-tax qualified ..............................           62,337        10.868761          677,526                9%(a)
   Fidelity VIP-III- Growth and
   Income Portfolio: Service Class:
      Tax qualified ..................................          136,018        11.236366        1,528,348               12%(a)
      Non-tax qualified ..............................          138,160        11.236366        1,552,416               12%(a)
   Fidelity VIP-III - Growth Opportunities
   Portfolio: Service Class:
      Tax qualified ..................................          464,477        10.721840        4,980,048                7%(a)
      Non-tax qualified ..............................          395,390        10.721840        4,239,308                7%(a)


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
FIDELITY ADVISOR GENERATIONS ANNUITY (RIDER OPTION 2):
   Fidelity VIP - Equity-Income Portfolio:
   Service Class:
      Tax qualified ..................................          43,075               10.708377               461,263        7%(a)
      Non-tax qualified ..............................          60,665               10.708377               649,624        7%(a)
   Fidelity VIP - Growth Portfolio:
   Service Class:
      Tax qualified ..................................          13,756               11.383343               156,589       14%(a)
      Non-tax qualified ..............................          82,195               11.383343               935,654       14%(a)
   Fidelity VIP - High Income Portfolio:
   Service Class:
      Tax qualified ..................................          28,186               10.152377               286,155        2%(a)
      Non-tax qualified ..............................          62,245               10.152377               631,935        2%(a)
   Fidelity VIP - Money Market Portfolio:
      Tax qualified ..................................          99,452               10.180069             1,012,428        2%(a)
      Non-tax qualified ..............................          26,516               10.180069               269,935        2%(a)
   Fidelity VIP - Overseas Portfolio:
   Service Class:
      Tax qualified ..................................           3,217               10.941470                35,199        9%(a)
      Non-tax qualified ..............................           6,631               10.941470                72,553        9%(a)
   Fidelity VIP-II - Asset Manager Portfolio:
   Service Class:
      Tax qualified ..................................             904               10.593701                 9,577        6%(a)
      Non-tax qualified ..............................           5,962               10.593701                63,160        6%(a)
   Fidelity VIP-II - Asset Manager:
   Growth Portfolio: Service Class:
      Tax qualified ..................................          18,814               10.714104               201,575        7%(a)
      Non-tax qualified ..............................             706               10.714104                 7,564        7%(a)
   Fidelity VIP-II - Contrafund Portfolio:
   Service Class:
      Tax qualified ..................................          24,865               11.320916               281,495       13%(a)
      Non-tax qualified ..............................          25,045               11.320916               283,532       13%(a)
   Fidelity VIP-II - Index 500 Portfolio:
      Tax qualified ..................................          10,355               11.216809               116,150       12%(a)
      Non-tax qualified ..............................          25,179               11.216809               282,428       12%(a)
   Fidelity VIP-II - Investment Grade
   Bond Portfolio:
      Tax qualified ..................................           6,655               10.249310                68,209        2%(a)
      Non-tax qualified ..............................          26,167               10.249310               268,194        2%(a)
   Fidelity VIP-III - Balanced Portfolio:
   Service Class:
      Tax qualified ..................................          28,863               10.866638               313,644        9%(a)
      Non-tax qualified ..............................          13,682               10.866638               148,677        9%(a)
   Fidelity VIP-III- Growth and
   Income Portfolio: Service Class:
      Tax qualified ..................................          13,103               11.234174               147,201       12%(a)
      Non-tax qualified ..............................          38,618               11.234174               433,841       12%(a)
   Fidelity VIP-III - Growth Opportunities
   Portfolio: Service Class:
      Tax qualified ..................................          42,880               10.719748               459,663        7%(a)
      Non-tax qualified ..............................         116,682               10.719748             1,250,802        7%(a)
                                                              ========          ==============
   Reserves for annuity contracts in payout phase:
      Tax qualified ..................................                                                        43,962
      Non-tax qualified ..............................                                                       142,631
                                                                                                      --------------
                                                                                                      $1,576,235,542
                                                                                                      ==============


(a) This investment option was not being utilized for the entire period.


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[NATIONWIDE LIFE INSURANCE COMPANY LOGO]
                                                 [FIDELITY INVESTMENTS LOGO]

     Nationwide Life Insurance Company.   Home Office: Columbus, Ohio

     Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.
       Variable annuities involve investment risk, including the possible loss of principal.
    Nationwide(R) is a registered federal service mark of Nationwide Mutual
                               Insurance Company.



APO-2929-F (6/98)

                                       24